PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	12 Months Ended
Dec. 31, 2023
Property, Equipment and Software, Net [Abstract]
Schedule of Property, Equipment and Software, Net
	December 31,	December 31,	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Office building	19,525	51,142	51,142
Computer and electronic equipment	58,351	60,401	51,376
Furniture and office equipment	10,386	13,895	20,849
Leasehold improvements	28,377	9,339	9,013
Software	54,492	53,563	53,633
Total property and equipment	171,131	188,340	186,013
Accumulated depreciation and amortization	(104,284)	(95,655)	(100,927)
Impairment loss for technology of discontinued online lending information services	(23,296)	(23,296)	(23,296)
Property, equipment, net	43,551	69,389	61,790